UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2017

Date of reporting period:	8/31/2016

Item 1.	Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of August 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 133.3%
BANK LOANS(a) — 5.7%
Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc.	3.750%		02/01/20	846	$849,742
MacDermid, Inc.	5.500%		06/07/20	5,657	5,647,309

					6,497,051

Consumer — 0.4%
Huish Detergents, Inc.	5.500%		03/23/20	2,221	2,221,198

Healthcare-Services — 0.2%
CHS/Community Health Systems, Inc.	4.083%		12/31/18	1,000	985,000

Home Builders — 0.1%
Beazer Homes USA, Inc.(b)	6.406%		03/09/18	647	640,848

Lodging — 0.2%
Golden Nugget, Inc.	5.500%		11/21/19	973	977,663

Media & Entertainment — 0.8%
Lions Gate Entertainment Corp.(b)	5.000%		03/17/22	3,300	3,349,500
Nielsen Finance LLC	2.754%		05/30/17	1,278	1,277,166

					4,626,666

Mining — 0.1%
Freeport-McMoRan, Inc.	3.280%		05/31/18	732	724,661

Packaging — 0.2%
Coveris Holdings SA (Luxembourg)	4.500%		05/08/19	1,400	1,395,916

Retailers — 0.3%
Rite Aid Corp.	4.875%		06/21/21	1,700	1,702,657

Technology — 2.2%
BMC Software Finance, Inc.	5.000%		09/10/20	4,133	3,945,313
Dell International LLC	—	%(c)	12/31/18	4,500	4,415,625
First Data Corp.	4.522%		03/24/21	1,003	1,007,454
Kronos, Inc.	9.750%		04/30/20	1,865	1,902,891
TransUnion LLC(b)	2.524%		06/30/20	1,340	1,299,641

					12,570,924

TOTAL BANK LOANS (cost $32,032,588)					32,342,584

CORPORATE BONDS — 127.6%
Agriculture — 0.2%
Vector Group Ltd., Gtd. Notes	7.750%		02/15/21	1,350	1,427,625

Airlines — 2.2%
Continental Airlines, Inc., Pass-Through Certificates Series 2012-3, Class C(d)	6.125%		04/29/18	8,800	9,240,000
United Airlines Pass-Through Trust, Pass-Through Certificates Series 2007-1, Class A(d)	6.636%		07/02/22	2,939	3,130,289

					12,370,289

Apparel — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	6.875%		05/01/22	975	1,035,938

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	4.500%		04/15/20	1,050	1,076,250
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	1,600	1,670,000

					2,746,250

Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	1,415	1,440,470
American Axle & Manufacturing, Inc., Gtd. Notes(d)	7.750%		11/15/19	3,020	3,420,150
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	1,200	1,200,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%		11/15/19	1,200	1,245,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(d)	6.875%		08/15/18	2,650	2,716,169
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	250	265,469

					10,287,258

Beverages — 1.1%
Constellation Brands, Inc., Gtd. Notes	3.875%		11/15/19	2,025	2,131,313
Cott Beverages, Inc. (Canada), Gtd. Notes(d)	6.750%		01/01/20	3,875	4,059,062

					6,190,375

Building Materials — 2.1%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(d)	9.375%		10/12/22	2,000	2,217,500
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	9.375%		10/12/22	750	831,562
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $675,000; purchased 02/18/16)(e)(f)	5.125%		02/15/21	675	712,969
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	8.500%		04/15/22	1,750	1,911,875
USG Corp., Gtd. Notes, 144A	5.875%		11/01/21	788	826,415
USG Corp., Sr. Unsec’d. Notes(d)	9.500%		01/15/18	5,000	5,475,000

					11,975,321

Chemicals — 2.3%
Chemtura Corp., Gtd. Notes	5.750%		07/15/21	1,984	2,063,360
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21	2,000	2,095,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $7,771,030; purchased 05/14/14-07/28/14)(d)(e)(f)	7.500%		02/15/19	7,488	6,739,200
W.R. Grace & Co., Gtd. Notes, 144A	5.125%		10/01/21	2,107	2,243,955

					13,141,515

Commercial Services — 2.6%
Hertz Corp. (The), Gtd. Notes(d)	4.250%		04/01/18	3,875	4,000,938
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	925	943,500
Laureate Education, Inc., Gtd. Notes, 144A	10.000	%(a)	09/01/19	3,875	3,560,156
Service Corp. International, Sr. Unsec’d. Notes(d)	7.625%		10/01/18	5,403	6,044,876

					14,549,470

Computers — 2.1%
Denali International LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A(d)	5.625%		10/15/20	6,150	6,426,750
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	1,325	1,385,469
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%		06/15/21	3,650	3,859,298

					11,671,517

Distribution/Wholesale — 0.3%
HD Supply, Inc., Gtd. Notes	7.500%	07/15/20	1,375	1,431,719
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250%	06/15/20	375	391,640

				1,823,359

Diversified Financial Services — 4.3%
Ally Financial, Inc., Sub. Notes(d)	8.000%	12/31/18	2,975	3,305,969
CIT Group, Inc., Sr. Unsec’d. Notes(d)	4.250%	08/15/17	4,175	4,253,281
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	850	890,375
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	3.875%	04/15/18	1,350	1,383,750
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	600	652,920
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	8.875%	09/01/17	4,000	4,260,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,050	1,029,000
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	525	541,406
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	461,125
Navient Corp., Sr. Unsec’d. Notes, MTN(d)	8.450%	06/15/18	4,550	4,959,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(d)	6.750%	12/15/19	2,575	2,703,750

				24,441,076

Electric — 5.3%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	1,250	1,434,375
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	115	115,277
DPL, Inc., Sr. Unsec’d. Notes(d)	6.750%	10/01/19	3,160	3,191,600
DPL, Inc., Sr. Unsec’d. Notes(d)	7.250%	10/15/21	1,850	1,865,725
Dynegy, Inc., Gtd. Notes(d)	6.750%	11/01/19	9,200	9,430,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	750	603,750
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%	10/15/18	2,625	2,054,063
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	1,400	987,000
Mirant Mid-Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(d)(e)	9.125%	06/30/17	1,485	1,336,266
NRG Energy, Inc., Gtd. Notes(d)	7.625%	01/15/18	6,850	7,338,062
NRG REMA LLC, Series B, Pass-Through Certificates(e)	9.237%	07/02/17	915	814,550
NRG REMA LLC, Series C, Pass-Through Certificates(d)(e)	9.681%	07/02/26	1,100	880,000

				30,050,668

Electrical Components & Equipment — 0.5%
Anixter, Inc., Gtd. Notes(d)	5.625%	05/01/19	1,500	1,588,125
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	1,000	1,007,200

				2,595,325

Electronics — 0.6%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20	690	740,025
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	8.250%	03/15/18	2,700	2,936,250

				3,676,275

Engineering & Construction — 0.1%
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	07/15/22	500	512,500

Entertainment — 9.3%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,999,595; purchased 09/04/13-11/17/15)(e)(f)	9.125%	05/01/19	3,818	4,004,127
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(d)	5.250%	03/15/21	2,600	2,697,500
Churchill Downs, Inc., Gtd. Notes	5.375%	12/15/21	2,025	2,106,000
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	2,715	2,823,600
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.375%	11/01/18	3,775	3,926,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	1,325	1,398,246
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,275	1,364,250
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(d)	8.875%	03/15/19	3,225	3,402,375
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	2,480	2,588,500
Isle of Capri Casinos, Inc., Gtd. Notes(d)	8.875%	06/15/20	8,160	8,557,800
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,651,513; purchased 07/30/13-08/25/15)(d)(e)(f)	5.000%	08/01/18	4,550	4,618,250
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,310	1,368,950
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21	1,500	1,560,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	4,000	4,000,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	1,900	1,976,000
Scientific Games Corp., Gtd. Notes(d)	8.125%	09/15/18	6,275	6,282,844

				52,674,442

Environmental Control — 0.6%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	2,400	2,466,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	850	873,375
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	200	207,250

				3,546,625

Food — 3.0%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16	1,300	1,306,500
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	2,000	2,125,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,784,375; purchased 06/17/14)(e)(f)	7.250%	06/01/21	3,500	3,622,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,041,250; purchased 06/06/16)(e)(f)	8.250%	02/01/20	1,000	1,040,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(d)	9.000%	11/01/19	3,325	3,507,875
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(d)	5.250%	08/01/18	2,300	2,323,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	950	992,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	2,050	1,927,000

				16,844,625

Food Service
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	240	247,200

Forest Products & Paper — 1.2%
Mercer International, Inc. (Canada), Gtd. Notes	7.000%	12/01/19	1,675	1,725,250
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	3,450	3,613,875
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,575	1,228,500

				6,567,625

Healthcare-Products — 2.1%
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%	01/15/19	1,235	1,236,865
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	4,115	4,228,162
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	2,225	2,286,188
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	3,775	3,859,937

				11,611,152

Healthcare-Services — 8.9%
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	2,375	2,526,406
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	300	268,314
CHS/Community Health Systems, Inc., Gtd. Notes(d)	8.000%	11/15/19	11,000	10,408,750
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,082,500
HCA, Inc., Gtd. Notes(d)	8.000%	10/01/18	1,855	2,075,281
HCA, Inc., Sr. Sec’d. Notes(d)	3.750%	03/15/19	3,075	3,171,094
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,625	1,704,219
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	1,000	1,105,000
Kindred Healthcare, Inc., Gtd. Notes(d)	8.000%	01/15/20	7,350	7,607,250
LifePoint Health, Inc., Gtd. Notes(d)	5.500%	12/01/21	2,400	2,508,000
Select Medical Corp., Gtd. Notes(d)	6.375%	06/01/21	3,000	3,003,750
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	1,200	1,281,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	1,525	1,563,125
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	6.250%	11/01/18	3,875	4,136,562
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	5.000%	03/01/19	4,775	4,637,719
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	925	920,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,000	1,016,250
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	1,325	1,374,688

				50,390,283

Holding Companies - Diversified — 0.7%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,812,250; purchased 06/26/14-08/04/14)(d)(e)(f)	7.500%	08/15/19	3,800	3,781,000

Home Builders — 11.4%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	3,450	3,454,313
Beazer Homes USA, Inc., Sec’d. Notes(d)	6.625%	04/15/18	7,275	7,411,406
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(d)	6.500%	12/15/20	2,765	2,841,038
CalAtlantic Group, Inc., Gtd. Notes(d)	8.375%	05/15/18	4,200	4,620,000
CalAtlantic Group, Inc., Gtd. Notes(d)	10.750%	09/15/16	3,225	3,229,031
D.R. Horton, Inc., Gtd. Notes(d)	4.750%	05/15/17	3,000	3,056,250
KB Home, Gtd. Notes(d)	4.750%	05/15/19	5,659	5,758,032
KB Home, Gtd. Notes	7.250%	06/15/18	2,000	2,145,000
Lennar Corp., Gtd. Notes(d)	4.500%	06/15/19	2,600	2,730,000
Lennar Corp., Gtd. Notes	4.500%	11/15/19	1,000	1,056,250
Lennar Corp., Gtd. Notes(d)	4.750%	12/15/17	5,075	5,220,906
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	2,075	2,168,375
Meritage Homes Corp., Gtd. Notes	4.500%	03/01/18	3,900	3,997,500
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	1,850	1,943,647
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,300	1,335,750
Toll Brothers Finance Corp., Gtd. Notes(d)	8.910%	10/15/17	1,600	1,724,000
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21	2,400	2,472,000
WCI Communities, Inc., Gtd. Notes(d)	6.875%	08/15/21	5,250	5,460,000
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	1,350	1,373,625
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	2,300	2,420,750

				64,417,873

Internet — 1.1%
Ancestry.com, Inc., Gtd. Notes(d)	11.000%	12/15/20	5,620	6,027,450

Iron/Steel — 1.9%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.125%		06/01/18	7,200	7,614,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850	%(a)	06/01/19	980	1,168,650
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500%		05/15/21	2,020	2,151,300

					10,933,950

Leisure Time — 1.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%		11/15/20	1,725	1,743,785
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%		11/15/19	2,400	2,439,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,433,063; purchased 04/19/16-06/09/16)(e)(f)	8.500%		10/15/22	1,550	1,364,000

					5,546,785

Lodging — 4.4%
Boyd Gaming Corp., Gtd. Notes	9.000%		07/01/20	2,389	2,496,505
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%		12/01/21	2,350	2,455,750
MGM Resorts International, Gtd. Notes(d)	8.625%		02/01/19	10,805	12,223,156
Station Casinos LLC, Gtd. Notes	7.500%		03/01/21	4,491	4,775,703
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,719,250; purchased 03/14/16-04/01/16)(e)(f)	6.375%		06/01/21	2,800	2,807,000

					24,758,114

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes	6.000%		05/15/21	750	773,250
Terex Corp., Gtd. Notes	6.500%		04/01/20	1,425	1,464,330

					2,237,580

Machinery-Diversified — 0.7%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,325,250; purchased 02/26/16)(d)(e)(f)	8.750%		12/15/19	1,425	1,490,906
CNH Industrial Capital LLC, Gtd. Notes(d)	4.375%		11/06/20	1,900	1,997,375
Zebra Technologies Corp., Sr. Unsec’d. Notes	7.250%		10/15/22	230	249,550

					3,737,831

Media — 13.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	7.750%		04/15/18	2,250	2,401,875
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	8.625%		09/15/17	8,625	9,166,219
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%		09/30/22	2,885	3,029,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(d)	6.625%		01/31/22	5,600	5,894,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21	2,345	2,371,381
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	6.375%		09/15/20	8,160	8,435,400
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%		03/15/20	215	206,400
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%		03/15/20	660	664,950
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A(d)	4.875%		05/01/20	2,500	2,593,750
DISH DBS Corp., Gtd. Notes(d)	4.250%		04/01/18	4,590	4,719,346
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	1,800	1,840,500
DISH DBS Corp., Gtd. Notes	5.125%		05/01/20	1,875	1,940,625
DISH DBS Corp., Gtd. Notes(d)	7.875%		09/01/19	1,000	1,115,000
Entercom Radio LLC, Gtd. Notes(d)	10.500%		12/01/19	4,000	4,185,000
Gray Television, Inc., Gtd. Notes	7.500%		10/01/20	1,805	1,877,200

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%		04/15/21	1,050	1,086,750
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(d)	7.250%		02/15/22	4,525	4,739,937
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%		08/01/21	4,175	4,373,313
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	4.500%		10/01/20	325	332,979
Sinclair Television Group, Inc., Gtd. Notes	5.375%		04/01/21	2,585	2,688,400
Sinclair Television Group, Inc., Gtd. Notes	6.125%		10/01/22	225	237,938
TEGNA, Inc., Gtd. Notes	5.125%		10/15/19	650	668,688
Univision Communications, Inc., Gtd. Notes, 144A (original cost $5,167,798; purchased 08/26/15-06/28/16)(d)(e)(f)	8.500%		05/15/21	4,936	5,133,440
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $4,963,644; purchased 4/29/16-08/31/16)(d)(e)(f)	6.750%		09/15/22	4,660	4,965,812
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%		01/15/22	1,798	1,887,480

					76,555,633

Mining — 4.8%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A(d)	7.750%		04/01/20	1,500	1,567,500
Alcoa, Inc., Sr. Unsec’d. Notes(d)	6.750%		07/15/18	3,000	3,238,200
Freeport-McMoRan, Inc., Gtd. Notes	2.150%		03/01/17	750	747,188
Freeport-McMoRan, Inc., Gtd. Notes	2.300%		11/14/17	5,190	5,099,175
International Wire Group, Inc., Sr. Sec’d. Notes, 144A	10.750%		08/01/21	1,500	1,438,125
Kinross Gold Corp. (Canada), Gtd. Notes	5.125%		09/01/21	915	944,737
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(d)	7.500%		11/01/20	4,075	4,299,125
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20	2,125	2,188,750
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%		03/01/19	4,315	4,185,550
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%		06/01/21	3,425	3,696,859

					27,405,209

Miscellaneous Manufacturing — 1.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	7.500%		03/15/18	2,633	2,777,815
Koppers, Inc., Gtd. Notes(d)	7.875%		12/01/19	4,249	4,333,980

					7,111,795

Oil & Gas — 1.8%
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A(g)	7.250	%(a)	12/12/21	200	35,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%		08/01/20	850	862,835
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(d)	6.250%		04/15/21	2,750	2,832,500
Tesoro Corp., Gtd. Notes(d)	4.250%		10/01/17	3,675	3,762,281
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	876	851,910
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%		08/01/20	1,525	1,565,985

					9,910,511

Oil & Gas Services — 0.6%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.625%		05/01/21	1,110	1,096,125
PHI, Inc., Gtd. Notes	5.250%		03/15/19	700	666,750
SESI LLC, Gtd. Notes	6.375%		05/01/19	1,790	1,772,100

					3,534,975

Packaging & Containers — 5.0%
AEP Industries, Inc., Sr. Unsec’d. Notes(d)	8.250%		04/15/19	5,100	5,276,669
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%		01/31/19	650	664,625

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,600	1,658,000
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $1,049,000; purchased 12/16/15-03/21/16)(e)(f)	7.875%	11/01/19	1,200	1,224,000
Greif, Inc., Sr. Unsec’d. Notes(d)	6.750%	02/01/17	1,200	1,222,500
Greif, Inc., Sr. Unsec’d. Notes(d)	7.750%	08/01/19	6,050	6,828,937
Novelis, Inc., Gtd. Notes	8.750%	12/15/20	2,398	2,511,905
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(d)	9.500%	08/15/19	3,000	2,835,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,916,125; purchased 11/04/15-06/29/16)(d)(e)(f)	6.500%	10/01/21	2,950	3,068,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	973	1,000,974
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,000	1,031,250
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	1,045	1,196,525

				28,518,385

Pharmaceuticals — 2.7%
Allergan, Inc., Gtd. Notes(d)	1.350%	03/15/18	2,240	2,231,622
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	2,878	2,906,780
NBTY, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,336,688; purchased 04/21/16-07/20/16)(e)(f)	7.625%	05/15/21	3,325	3,399,813
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.375%	03/15/20	4,025	3,793,562
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20	900	859,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,250	2,211,323

				15,402,600

Pipelines — 1.6%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,612,000; purchased 06/23/16)(e)(f)	5.625%	04/15/20	1,600	1,674,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13-05/02/13)(d)(e)(f)	6.000%	01/15/19	2,150	2,262,875
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,014,000; purchased 08/22/16)(e)(f)	6.850%	07/15/18	1,900	2,011,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	2,875	3,011,563

				8,960,063

Real Estate — 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.250%	12/01/21	1,425	1,492,688

Real Estate Investment Trusts (REITs) — 1.5%
DuPont Fabros Technology LP, Gtd. Notes(d)	5.875%	09/15/21	4,826	5,049,203
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	1,500	1,573,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	1,575	1,653,750

				8,276,078

Retail — 4.8%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(e)	6.125%	03/15/20		400	212,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		4,200	2,421,300
Dollar Tree, Inc., Gtd. Notes	5.250%	03/01/20		700	728,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		900	902,250
L Brands, Inc., Gtd. Notes	6.625%	04/01/21		800	924,000
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		975	1,141,969
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,220,414; purchased 05/27/14-05/06/16)(d)(e)(f)	9.375%	05/01/20		9,470	9,967,175
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21		2,490	2,130,693
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.750%	06/01/22		1,500	1,565,625
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	4,000	4,707,194
Yum! Brands, Inc., Sr. Unsec’d. Notes(d)	3.875%	11/01/20		2,400	2,496,000

					27,197,081

Semiconductors — 1.9%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		2,110	2,223,940
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(d)	4.125%	06/15/20		2,900	3,001,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21		2,200	2,301,200
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		1,500	1,563,750
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22		1,500	1,524,375

					10,614,765

Software — 4.9%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21		3,730	3,897,850
Change Healthcare Holdings, Inc., Gtd. Notes(d)	11.000%	12/31/19		8,000	8,460,000
First Data Corp., Sr. Sec’d. Notes, 144A(d)	6.750%	11/01/20		5,823	6,055,920
Infor U.S., Inc., Sr. Sec’d. Notes, 144A (original cost $5,345,725; purchased 08/11/15-02/22/16)(d)(e)(f)	5.750%	08/15/20		5,340	5,636,423
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20		3,505	3,588,244

					27,638,437

Telecommunications — 9.1%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(d)	14.750%	12/01/16		5,950	6,135,937
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		1,250	1,296,875
CommScope, Inc., Sr. Sec’d. Notes, 144A(d)	4.375%	06/15/20		3,975	4,114,125
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18		1,775	1,952,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19		1,710	1,370,138
Level 3 Financing, Inc., Gtd. Notes(d)	6.125%	01/15/21		5,350	5,550,625
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18		1,000	1,057,500
Sprint Communications, Inc., Gtd. Notes, 144A(d)	9.000%	11/15/18		4,830	5,319,037
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21		2,145	2,238,844
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		825	841,500
T-Mobile USA, Inc., Gtd. Notes	6.542%	04/28/20		1,150	1,187,375
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20		1,000	1,032,500
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22		1,000	1,051,250
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18		2,060	2,231,392
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(d)	6.000%	05/15/17		3,845	3,845,000
West Corp., Sr. Sec’d. Notes, 144A(d)	4.750%	07/15/21		2,580	2,631,600
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20		3,300	3,454,704
Windstream Services LLC, Gtd. Notes(d)	7.875%	11/01/17		5,750	6,080,625

					51,391,527

Textiles — 0.2%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	1,325	1,379,656

Transportation — 0.7%
XPO Logistics, Inc., Gtd. Notes, 144A	7.875%	09/01/19	3,750	3,900,000

TOTAL CORPORATE BONDS (cost $718,621,257)				721,106,699

TOTAL LONG-TERM INVESTMENTS (cost $750,653,845)				753,449,283

SHORT-TERM INVESTMENT — 2.1%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $11,689,349)(h)			11,689,349	11,689,349

TOTAL INVESTMENTS — 135.4% (cost $762,343,194)(i)				765,138,632
Liabilities in excess of other assets(j) — (35.4)%				(200,067,048)

NET ASSETS — 100.0%				$565,071,584

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
EUR	Euro
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,289,989 and 0.9% of net assets.
(c)	Interest rate not available as of August 31, 2016.
(d)	Represents security, or a portion thereof, with aggregate value of $411,055,427 segregated as collateral for amount of $205,000,000 borrowed and outstanding as of August 31, 2016. Of such securities, securities with the aggregate market value of $22,091,394 have been loaned for which, the amount borrowed serves as collateral. Securities on loan are subject to contractual netting arrangements.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $69,982,658. The aggregate value of $69,523,115 is approximately 12.3% of net assets.
(g)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

(i)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$775,327,050

Appreciation	9,617,981
Depreciation	(19,806,399)

Net Unrealized Depreciation	$(10,188,418)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at August 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 09/02/16	Goldman Sachs & Co.	EUR	4,065	$4,586,306	$4,534,471	$(51,835)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 09/02/16	Goldman Sachs & Co.	EUR	4,065	$4,474,616	$4,534,471	$(59,855)
Expiring 10/04/16	Goldman Sachs & Co.	EUR	4,065	4,592,932	4,541,358	51,574

				$9,067,548	$9,075,829	(8,281)

						$(60,116)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$27,052,595	$5,289,989
Corporate Bonds	—	721,106,699	—
Affiliated Mutual Fund	11,689,349	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(60,116)	—

Total	$11,689,349	$748,099,178	$5,289,989

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    October 18, 2016

*	Print the name and title of each signing officer under his or her signature.